Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Allocation of purchase price	The following table shows the impact on the consolidated balance sheet of the purchase price allocations related to the 2019 acquisitions and assigned finite-lived asset weighted average lives.

	2019 Acquisition Activity
(Millions) Asset (Liability)	M*Modal	Acelity	Total	Finite-Lived Intangible-Asset Weighted-Average Lives (Years)
Accounts receivable	$75	$295	$370
Inventory	—	186	186
Other current assets	2	65	67
Property, plant, and equipment	8	147	155
Purchased finite-lived intangible assets:
Customer related intangible assets	275	1,760	2,035	18
Other technology-based intangible assets	160	1,390	1,550	10
Definite-lived tradenames	11	485	496	16
Purchased goodwill	517	2,952	3,469
Other assets	58	73	131
Accounts payable and other liabilities	(127)	(438)	(565)
Interest bearing debt	(251)	(2,322)	(2,573)
Deferred tax asset/(liability) and accrued income taxes	(24)	(288)	(312)

Net assets acquired	$704	$4,305	$5,009

Supplemental information:
Cash paid	$708	$4,486	$5,194
Less: Cash acquired	4	206	210
Cash paid, net of cash acquired	$704	$4,280	$4,984
Consideration payable	—	25	25
Cash paid and consideration payable, net of cash acquired	$704	$4,305	$5,009